Debt including Capital Lease Obligations - Build-to-suit Lease (Details) (USD $)	1 Months Ended
	Jun. 30, 2012 renewal_option facility	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014
Future minimum lease payments required under capital lease obligations
2015		$ 4,440,000
2016		4,254,000
2017		4,231,000
2018		4,138,000
2019		3,626,000
Later years		45,789,000
Total minimum payments		66,478,000
Less: interest		24,587,000
Less: current portion		1,751,000
Capital lease obligation, net of current portion		40,140,000
Current portion of long-term debt and capital lease obligations		4,703,000	2,271,000
Capital Lease Obligations		41,891,000	39,025,000
U.S. Midwest | Salad production and warehousing facility
Capital Leased Assets [Line Items]
Lease term	20 years
Number of facilities the leased facility will replace	3
Number of lease renewal options	2
Lease extension term	5 years
Interest rate used to estimate the capital lease liability and future minimum payments				6.30%
Long-term Debt [Member] | U.S. Midwest | Warehouse In Service [Member]
Future minimum lease payments required under capital lease obligations
Less: current portion		1,000,000	1,000,000
Capital Lease Obligations		$ 41,000,000	$ 38,000,000